As filed with the Securities and Exchange Commission on September 3, 2008

Registration No. 333-58322/

811-4420

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 15    ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 73  ☒

(Check appropriate box or boxes)

WRL SERIES LIFE ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, FL 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number,

including Area Code:

(727) 299-1800

Arthur D. Woods, Esq.

Vice President and Senior Counsel

Western Reserve Life Assurance Co. of Ohio

570 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C.

20004-2415

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on September 22, 2008, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (Date) , pursuant to paragraph (a)(1)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A, B and C

Parts A, B and C to the WRL Series Life Account of Western Reserve Life Assurance Co. of Ohio’s Post–Effective Amendment No. 15 on Form N-6 are identical to those filed in Post-Effective Amendment No. 13 (filed with the Commission on June 27, 2008); Parts A, B, and C are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 13. A filing pursuant to Rule 485(b) will be submitted to the Commission on or before September 22, 2008 which will incorporate all Staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 3rd day of September, 2008.

WRL SERIES LIFE ACCOUNT (Registrant)

By:	*/
Tim L. Stonehocker*/, Chairman of the Board of Western Reserve Life Assurance Co. of Ohio

WESTERN RESERVE LIFE ASSURANCE CO.
OF OHIO
(Depositor)

By:	*/
Tim L. Stonehocker*/, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Tim L. Stonehocker */	Chairman of the Board	September 3, 2008

Charles T. Boswell */	Director and Chief Executive Officer	September 3, 2008

Brenda K. Clancy */	Director and President	September 3, 2008

Eric J. Martin */	Vice President and Corporate Controller	September 3, 2008

John R. Hunter */	Director and Chief Financial Officer	September 3, 2008

Arthur C. Schneider */	Director, Senior Vice President and Chief Tax Officer	September 3 , 2008

*/ /s/ Arthur D. Woods Signed by Arthur D. Woods, Esq. Attorney-in-Fact

(Powers of Attorney are contained in Post-Effective Amendment No. 12 of the Registration Statement filed on Form N-6 for the Registrant, Accession No. 0000778209-08-000035).